CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
NET REVENUE	$ 1,317,347	$ 669,290	$ 4,957,016	$ 1,989,086
REVENUE SHARE EXPENSE	498,810	159,815	1,767,425	115,360
GROSS MARGIN	818,537	509,475	3,189,591	1,873,726
EXPENSES
Operating expenses (See Note 17)	1,471,958	733,969	2,973,990	2,328,648
INCOME (LOSS) FROM OPERATING	(653,421)	(224,494)	215,601	(454,922)
OTHER INCOME (EXPENSE)
Interest income	106	56	246	469
Interest expense			0	(100)
TOTAL OTHER INCOME (EXPENSE)	106	56	246	369
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(653,315)	(224,438)	215,847	(454,553)
PROVISION FOR INCOME TAXES	0	0	0	0
NET INCOME (LOSS)	$ (653,315)	$ (224,438)	$ 215,847	$ (454,553)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC	16,683,894	14,232,196	14,388,017	14,211,455
NET INCOME (LOSS) PER SHARE: BASIC	$ (0.04)	$ (0.02)	$ 0.02	$ (0.03)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: DILUTED	16,683,894	14,232,196	14,713,017	17,211,455
NET INCOME (LOSS) PER SHARE: DILUTED	$ (0.04)	$ (0.02)	$ 0.01	$ (0.03)